Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1-2/3 per share
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit	86.19
Maximum Aggregate Offering Price	$ 3,447,600,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 476,113.56
Offering Note
(1)Represents 40,000,000 additional shares of Common Stock authorized to be issued under the Wells Fargo and Company 401(k) Plan (the “Plan”) and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Act”), an indeterminate amount of additional common stock that may be offered and issued under the Plan to prevent dilution resulting from stock splits, stock distributions or similar transactions. Pursuant to Rule 416(c), this Registration Statement also registers an indeterminate amount of interests to be offered or sold pursuant to the Plan.
(2)Estimated in accordance with Rule 457(h) under the Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of Common Stock on the NYSE on February 23, 2026 in accordance with Rule 457(c) under the Act.